ACCOUNTS RECEIVABLE (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
ACCOUNTS RECEIVABLE.
Accounts receivable	$ 211,369	$ 1,199,756
Allowance for CECL	(47,199)	(231,937)
Accounts receivable, net	$ 164,170	$ 967,819